Equity (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of disclosure of dividends

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends	05.11.2023	06.12.2023	0.2465	3,215
Interim interest on capital	05.11.2023	06.12.2023	0.1345	1,755
Total distributions to shareholders			0.3810	4,970

Schedule of dividend payable

	Jan-Jun/2023	Jan-Jun/2022
Consolidated opening balance of dividends payable	4,171	−
Opening balance of dividends payable to non-controlling shareholders	(2)	−
Opening balance of dividends payable to shareholders of Petrobras	4,169	−
Additions relating to complementary dividends	6,864	6,688
Additions relating to anticipated dividends	4,970	9,683
Payments made	(10,397)	(12,429)
Monetary restatement (1)	427	298
Transfers to unclaimed dividends	(45)	(56)
Withholding income taxes over interest on capital and monetary restatement (2)	(200)	(133)
Translation adjustment	608	575
Closing balance of dividends payable to shareholders of Petrobras	6,396	4,626
Closing balance of dividends payable to non-controlling shareholders	−	7
Consolidated closing balance of dividends payable	6,396	4,633

(1)	It includes US$ 343 over dividends paid and US$ 84 over dividends payable.
(2)	It includes US$ 36 over dividends paid and US$ 164 over dividends approved in the first quarter of 2023.

Schedule of changes in unclaimed dividends

	Jan-Jun/2023	Jan-Jun/2022
Changes in unclaimed dividends
Opening balance	241	86
Transfers from dividends payable	(7)	(56)
Prescription	45	−
Translation adjustment	21	(30)
Closing Balance	300	−

Earnings losses per share

		Jan-Jun/2023			Jan-Jun/2022
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	7,513	5,656	13,169	11,191	8,424	19,615
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.01	1.01	1.01	1.50	1.50	1.50
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	2.02	2.02	2.02	3.00	3.00	3.00

		Apr-Jun/2023			Apr-Jun/2022
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	3,325	2,503	5,828	6,282	4,728	11,010
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.45	0.45	0.45	0.84	0.84	0.84
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	0.90	0.90	0.90	1.68	1.68	1.68

(*)	Petrobras' ADSs are equivalent to two shares.